Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone:	484-583-8711
Email:	Sam.Goldstein@lfg.com

VIA EDGAR

January 8, 2024

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	Funds:	LVIP American Century Balanced Fund
LVIP American Century Capital Appreciation Fund
LVIP American Century Disciplined Core Value Fund
LVIP American Century Inflation Protection Fund
LVIP American Century International Fund
LVIP American Century Large Company Value Fund
LVIP American Century Mid Cap Value Fund
LVIP American Century Ultra® Fund
LVIP American Century Value Fund
(each a “Fund”)

Dear Mr. Zapata:

Attached for filing via EDGAR is the Registration Statement on Form N-14 for the above-referenced Registrant for each Fund.

The preliminary N-14 is being filed pursuant to Rule 488(a) under the Securities Act of 1933, in order to solicit proxies to approve the reorganization of the Funds as follows:

Acquired Fund	Acquiring Fund

American Century VP Balanced Fund	LVIP American Century Balanced Fund

American Century VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund

American Century VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund

American Century VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund

American Century VP International Fund	LVIP American Century International Fund

American Century VP Large Company Value Fund	LVIP American Century Large Company Value Fund

American Century VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund

American Century VP Ultra® Fund	LVIP American Century Ultra® Fund

American Century VP Value Fund	LVIP American Century Value Fund

The Trust intends within the next two weeks to file a registration statement on Form 485B to register the Acquiring Funds listed above. The Trust expects that it will delay effectiveness of that filing until the reorganizations are completed on April 26, 2024.

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Chief Counsel—Funds Management

cc:	Ronald A. Holinsky, Chief Counsel